Other taxes payable	12 Months Ended
Dec. 31, 2022
Other taxes payable
Other taxes payable

11.Other taxes payable

The following is a summary of other taxes payable as of December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022
	RMB	RMB
Withholding individual income taxes for employees	8,532	8,593
VAT payables	12,636	15,512
Others	654	622
Total	21,822	24,727